Income Taxes - Summary of Classification of Deferred Tax Assets Liabilities by Current and Non-current (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets and Liabilities [Abstract]
Total deferred tax assets	$ 115,503	$ 113,474
Less: Valuation allowance	(44,774)	(54,220)	$ (23,999)	$ (9,026)
Net deferred tax assets	70,729	59,254
Total deferred tax liabilities	(8,100)	(12,898)
Total net deferred tax assets after valuation allowance	$ 62,629	$ 46,356